Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory PortfoliosVictory RS Global Fund
(the “Fund”)Supplement dated May 23, 2024
to the Summary Prospectus and Prospectus dated May 1, 2024On May 21, 2024, the Board of Trustees of Victory Portfolios (the “Trust”) upon the recommendation of Victory Capital Management Inc., the Fund’s investment adviser, (the “Adviser”) approved changes to the Fund’s investment strategy to be effective on or about July 1, 2024 (the “Effective Date”).The revised investment strategy reflects the increased weighting of U.S. companies in the Fund’s benchmark, the MSCI All-Country World Index. The Adviser believes that the Fund’s 30% minimum exposure to the securities of non-U.S. companies will more closely align with that of the Fund’s benchmark. The Fund’s revised investment strategy is not expected to have a material impact on the nature and scope of the Fund’s investments.On the Effective Date, the second paragraph under the “Principal Investment Strategy” section on page 2 of the Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following:Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund normally will invest 30% or more of its total assets in securities of non-U.S. companies. The Fund can invest any portion of its assets in companies located in emerging markets.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory RS Global Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory PortfoliosVictory RS Global Fund
(the “Fund”)Supplement dated May 23, 2024
to the Summary Prospectus and Prospectus dated May 1, 2024On May 21, 2024, the Board of Trustees of Victory Portfolios (the “Trust”) upon the recommendation of Victory Capital Management Inc., the Fund’s investment adviser, (the “Adviser”) approved changes to the Fund’s investment strategy to be effective on or about July 1, 2024 (the “Effective Date”).The revised investment strategy reflects the increased weighting of U.S. companies in the Fund’s benchmark, the MSCI All-Country World Index. The Adviser believes that the Fund’s 30% minimum exposure to the securities of non-U.S. companies will more closely align with that of the Fund’s benchmark. The Fund’s revised investment strategy is not expected to have a material impact on the nature and scope of the Fund’s investments.On the Effective Date, the second paragraph under the “Principal Investment Strategy” section on page 2 of the Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following:Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund normally will invest 30% or more of its total assets in securities of non-U.S. companies. The Fund can invest any portion of its assets in companies located in emerging markets.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund normally will invest 30% or more of its total assets in securities of non-U.S. companies. The Fund can invest any portion of its assets in companies located in emerging markets.